Unaudited Quarterly Financial Information	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]

The following table contains selected unaudited statement of operations information for each of the quarters in 2010 and 2011. The Company believes that the following information reflects all adjustments, consisting of only normal recurring adjustments, necessary for a fair presentation of the information for the periods presented. The operating results for any quarter are not necessarily indicative of results for any future period.

	First Quarter 2011	Second Quarter 2011	Third Quarter 2011	Fourth Quarter 2011
Total revenues	$—	$—	$10	$—
Net income (loss) applicable to common stockholders	$(8,408)	$(12,328)	$482	$(12,576)
Net income (loss) per share applicable to common stockholders — basic	$(1.76)	$(2.40)	$0.16	$(1.60)
Weighted average shares used in computing basic loss per share	4,818	5,243	5,945	5,945
Net income (loss) per share applicable to common stockholders — diluted	$(1.76)	$(2.40)	$0.00	$(2.24)
Weighted average shares used in computing diluted income /(loss) per share	4,818	5,243	7,696	5,945

	First Quarter 2010	Second Quarter 2010	Third Quarter 2010	Fourth Quarter 2010
Total revenues	$—	$—	$10	$—
Net loss applicable to common stockholders	$(5,845)	$(8,727)	$(5,381)	$(7,415)
Net loss per share applicable to common stockholders — basic and diluted	$(1.60)	$(2.24)	$(1.28)	$(1.44)
Weighted average shares used in computing basic and diluted loss per share	3,746	3,991	4,401	4,502